Investment Objectives and Goals - T. Rowe Price Total Return Fund	Jul. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to maximize total return through income and,
Objective, Secondary [Text Block]	secondarily, capital appreciation.